GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GROUP STATEMENT OF COMPREHENSIVE INCOME
Attributable profit for the year	[1]	$ 263	$ 223	$ 524
Items that will not be reclassified to income statement
Remeasurement of net retirement benefit obligations		(89)	30	79
Taxation on other comprehensive income		18	(7)	(22)
Total items that will not be reclassified to income statement		(71)	23	57
Items that may be reclassified subsequently to income statement
Cash flow hedges - forward foreign exchange contracts gains arising in the year		23	24	34
Cash flow hedges - forward foreign exchange contracts (gains)/losses transferred to inventories for the year		(25)	(37)	7
Exchange differences on translation of foreign operations		56	(102)	(53)
Taxation on other comprehensive income			2	(5)
Total items that may be reclassified subsequently to income statement		54	(113)	(17)
Other comprehensive (loss)/income for the year, net of taxation		(17)	(90)	40
Total comprehensive income for the year	[1]	$ 246	$ 133	$ 564

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.